Income and Expenses Relating to Life Insurance Operations	12 Months Ended
Mar. 31, 2026
Insurance [Abstract]
Income and Expenses Relating to Life Insurance Operations
23. Income and Expenses Relating to Life Insurance Operations
Life insurance premiums and related investment income in fiscal 2024, 2025 and 2026 consist of the following:

	Millions of yen
	2024	2025	2026
Life insurance premiums	¥459,655	¥481,432	¥506,120
Life insurance related investment income*	99,268	33,827	134,039

	¥558,923	¥515,259	¥640,159

*
Life insurance related investment income in fiscal 2024, 2025 and 2026 include net unrealized holding gains of ¥43,301 million, ¥2,577 million and ¥
48,946
 million on equity securities held as of March 31, 2024, 2025 and 2026, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2024, 2025 and 2026, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2024	2025	2026
Reinsurance benefits	¥3,452	¥10,634	¥20,520
Reinsurance premiums	(4,937)	(5,119)	(5,298)
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2024, 2025 and 2026 are mainly as follows:

	Millions of yen
	2024	2025	2026
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥40,821	¥(3,496)	¥33,290
Net gains or losses from derivative contract s :	(3,568)	(372)	(1,559)
Futures	(3,046)	(262)	(1,433)
Foreign exchange contracts	(522)	(110)	(126)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥3,208	¥(30,998)	¥2,041
Insurance costs recognized for insurance and annuity payouts as a result of insured events	26,997	23,706	23,553
Changes in the fair value of the reinsurance contracts	1,890	200	1,423